Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

Related parties

The Company’s related parties with which the Company had transactions include its subsidiaries, any director or executive officers of the Company and his or her immediate family members, as well as any shareholders owning more than 5% of the Company’s Ordinary Shares.

Name of Related Party	Relationship to the Company
Dr. Chi Sing Chiu	The controlling shareholder and chairman of the board of director of the Company

Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu

The balance of related parties as of March 31, 2026 and 2025 was nil. There were no related party transactions for the years ended March 31, 2026, 2025 and 2024, respectively.